SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2020
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Goodwill, Impairment Loss	$ 0	$ 0	$ 35,767
Effective Value Added Tax Rate	13.00%
Percentage Of Value Added Tax Refunded	3.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Government Grants Received	$ 4,987	3,934	6,930
Revenue from Grants	$ 707,462	593,466	503,327
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	$ (45,469)	$ 96,331	$ (27,996)
Decreased Net Income Per Share Basic	$ 0.47	$ 0.22	$ 0.23
Decreased Net Income Per Share diluted	$ 0.46	$ 0.22	$ 0.23
Decreased Net Income	$ 28,473	$ 13,528	$ 14,181
Percentage of currency depreciation or appreciation	3.65%	8.62%	2.93%
Statutory Reserve Balance Of Registered Capital	50.00%
Decreased in net income	$ 7,450	$ 9,735	$ 4,603
Decreased net income per share basic	$ 0.12	$ 0.16	$ 0.08
Decreased net income per share diluted	$ 0.12	$ 0.16	$ 0.08
Retained earnings				$ 30,451
Income tax receivable	$ 258	$ 464		$ 1,768
Bond [Member]
Accounting Policies [Line Items]
Goodwill, Impairment Loss	35,767
Grant [Member]
Accounting Policies [Line Items]
Revenue from Grants	7,911	9,192	$ 4,655
Service [Member]
Accounting Policies [Line Items]
Revenue from Grants	95,409	104,619	$ 68,911
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	7,893	4,261
Singapore [Member]
Accounting Policies [Line Items]
Deposits Assets	4,310	4,293
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 0	$ 40,254
Dubai And Qatar [Member]
Accounting Policies [Line Items]
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserve Balance Of Registered Capital	50.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Service [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Minimum [Member]
Accounting Policies [Line Items]
Contract Period	6 months
Minimum [Member] | Investments in Equity Investees and Equity Securities [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Contract Period	3 years
Maximum [Member] | Investments in Equity Investees and Equity Securities [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years